Leases - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Leases [Abstract]
Beginning balance as at April 1, 2020 and 2019	$ 13,232
Additions	2,611	$ 7,257
Terminations	0	(381)
Lease payments	(1,992)	(2,129)
Lease Incentive	2,243	1,249
Lease interest	595	375
Reassessment	(830)	0
Concession	(110)	0
Exchange rate effect	(290)	193
Ending balance	15,459	13,232
Current portion	1,923	1,559
Non-current portion	$ 13,536	$ 11,673